25. Post-Employment Benefits (Details 6) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
DisclosureOfActuarialEvaluationLineItems [Line Items]
Total liabilities or partially covered	R$ 8,123,419	R$ 7,450,113
Fair value of the plan assets	(7,826,550)	(7,437,619)
Plan coverage status	296,869	12,494
Unrecognized asset	568,165	756,119
Total	865,034	768,613
Unified Plan
DisclosureOfActuarialEvaluationLineItems [Line Items]
Total liabilities or partially covered	5,352,894	4,951,078	R$ 4,174,885	R$ 4,379,430
Fair value of the plan assets	(5,834,572)	(5,478,802)	(4,487,550)	(4,562,547)
Plan coverage status	(481,678)
Unrecognized asset	481,678
Total	0
Plan III
DisclosureOfActuarialEvaluationLineItems [Line Items]
Total liabilities or partially covered	1,734,568	1,565,121	1,170,528	1,181,893
Fair value of the plan assets	(1,821,055)	(1,793,516)	(1,162,969)	(1,201,802)
Plan coverage status	(86,487)
Unrecognized asset	86,487
Total	0
Assistance Plan
DisclosureOfActuarialEvaluationLineItems [Line Items]
Total liabilities or partially covered	1,035,957	933,914	756,282	1,047,284
Fair value of the plan assets	(170,923)	R$ (165,301)	R$ (162,630)	R$ (149,696)
Plan coverage status	865,034
Unrecognized asset	0
Total	R$ 865,034